OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Accounts Receivables Abstract
Government authorities	$ 284	$ 275
Grant receivables	63	0
Patent cost reimbursement	6	603
Accrued bank interests	0	7
Prepaid expenses	995	1,681
Restricted cash	32	77
Other	102	8
Other receivables	$ 1,482	$ 2,651